Nature of the Organization and Business (Details) - Schedule of company’s major subsidiaries, VIE and subsidiaries of the VIE - Variable Interest Entity, Primary Beneficiary [Member]	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
BaiJiaYun Limited (“BJY”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	April 22, 2021
Place of Incorporation	Cayman Islands
% of Ownership	100
Principal Activities	Investment holding
BaiJia Cloud Limited (“BaiJiaYun HK”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	May 6, 2021	May 6, 2021
Place of Incorporation	Hong Kong	Hong Kong
% of Ownership	100	100
Principal Activities	Investment holding	Investment holding
Beijing Baishilian Technology Co., Ltd. (“BaiJiaYun WFOE”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	September 6, 2021	September 6, 2021
Place of Incorporation	PRC	PRC
% of Ownership	100	100
Principal Activities	Investment holding	Investment holding
Shenzhen Baishilian Technology Co., Ltd. (“Shenzhen Baishilian”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	October 27, 2021	October 27, 2021
Place of Incorporation	PRC	PRC
% of Ownership	100	100
Principal Activities	Investment holding	Investment holding
Nanning Baishilian Information Technology Co., Ltd. (“Nanning Baishilian”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	September 13, 2021	September 13, 2021
Place of Incorporation	PRC	PRC
% of Ownership	100	100
Principal Activities	Investment holding	Investment holding
Nanjing Baishilian Technology Co., Ltd. (“Nanjing Baishilian”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	January 21, 2022	January 21, 2022
Place of Incorporation	PRC	PRC
% of Ownership	100	100
Principal Activities	Investment holding	Investment holding
Zhejiang Baijiashilian Technology Co., Ltd. (“Zhejiang WFOE”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	December 28, 2022
Place of Incorporation	PRC
% of Ownership	100
Principal Activities	Investment holding
BaiJiaYun Group Co., Ltd. (“BaiJiaYun VIE”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	May 22, 2017
Place of Incorporation	PRC
% of Ownership	VIE
Principal Activities	Provision of cloud computing services
Nanjing Baijia Cloud Technology Co., Ltd. (“Nanjing BaiJiaYun”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	June 13, 2018	June 13, 2018
Place of Incorporation	PRC	PRC
% of Ownership	100% owned by VIE	100% owned by VIE
Principal Activities	Provision of cloud computing services	Provision of cloud computing services
Baijiayun Information Technology Co., Ltd. (“BaiJiaYun Information Technology”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	June 18, 2019	June 18, 2019
Place of Incorporation	PRC	PRC
% of Ownership	51% owned by VIE before January 1, 2021, and 100% owned by VIE afterwards	51% owned by VIE before January 1, 2021, and 100% owned by VIE afterwards
Principal Activities	Provision of cloud computing services	Provision of cloud computing services
Guizhou Baijia Cloud Technology Co., Ltd. (“Guizhou BaiJiaYun”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	April 8, 2019	April 8, 2019
Place of Incorporation	PRC	PRC
% of Ownership	100% owned by VIE	100% owned by VIE
Principal Activities	Provision of cloud computing services	Provision of cloud computing services
Baijia Cloud Technology Co., Ltd. (“BaiJia Cloud Technology “) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	October 12, 2019	October 12, 2019
Place of Incorporation	PRC	PRC
% of Ownership	70% owned by VIE before January 1, 2021, and 100% owned by VIE afterwards	70% owned by VIE before January 1, 2021, and 100% owned by VIE afterwards
Principal Activities	Provision of cloud computing services	Provision of cloud computing services
Beijing Baijiayun Digital Technology Co., Ltd. (formerly known as “Beijing Haoyu Xingchen Cultural Communication Co., Ltd.”) (“Haoyu Xingchen”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	June 23, 2020	June 23, 2020
Place of Incorporation	PRC	PRC
% of Ownership	100% owned by VIE	100% owned by VIE
Principal Activities	Provision of cloud computing services	Provision of cloud computing services
Xi’an Baijiayun Information Technology Co., Ltd. (“Xi’an BaiJiaYun”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	January 7, 2021	January 7, 2021
Place of Incorporation	PRC	PRC
% of Ownership	51% owned by VIE	51% owned by VIE
Principal Activities	Provision of cloud computing services	Provision of cloud computing services
Henan Baijia Cloud Information Technology Co., Ltd. (“Henan BaiJiaYun”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	April 13, 2021	April 13, 2021
Place of Incorporation	PRC	PRC
% of Ownership	51% owned by VIE	51% owned by VIE
Principal Activities	Provision of cloud computing services	Provision of cloud computing services
Wuhan BaiJiaShiLian Technology Co., Ltd. (“Wuhan BaiJiaShiLian”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	December 12, 2018	December 12, 2018	[1]
Place of Incorporation	PRC	PRC	[1]
% of Ownership	100% owned by VIE from September 15, 2021	100% owned by VIE since September 15, 2021	[1]
Principal Activities	Provision of cloud computing services	Provision of cloud computing services	[1]
Guangxi Weifang Technology Co., Ltd. (“Guangxi Weifang”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	November 3, 2021	November 3, 2021
Place of Incorporation	PRC	PRC
% of Ownership	100% owned by VIE since November 3, 2021	100% owned by VIE
Principal Activities	Provision of cloud computing services	Provision of cloud computing services
Shanghai BaiJiaYun Technology Co., Ltd. (“Shanghai BaiJiaYun”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	October 22, 2021	October 22, 2021
Place of Incorporation	PRC	PRC
% of Ownership	100% owned by VIE	100% owned by VIE
Principal Activities	Provision of cloud computing services	Provision of cloud computing services
Beijing Deran Technology Co., Ltd. (“Beijing Deran”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	May 29, 2012	May 29, 2012
Place of Incorporation	PRC	PRC
% of Ownership	51% owned by VIE since March 24, 2022	51% owned by VIE since March 24, 2022
Principal Activities	Provision of cloud computing services	Provision of cloud computing services
Nanjing BaiJiaYunPeng Technology Co., Ltd. (“BaiJiaYunPeng”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	August 18, 2022
Place of Incorporation	PRC
% of Ownership	60% owned by VIE and did not commence operations as of December 31, 2022
Principal Activities	Provision of cloud computing services
Guangxi Hengsheng Information Technology Co., Ltd. (“Guangxi Hengsheng”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	September 16, 2022
Place of Incorporation	PRC
% of Ownership	100% owned by VIE
Principal Activities	Provision of cloud computing services
Zhuhai BaiJiaYun Technology Co., Ltd. (“Zhuhai BaiJiaYun”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	October 20, 2022
Place of Incorporation	PRC
% of Ownership	100% owned by VIE and did not commence operations as of December 31, 2022
Principal Activities	Provision of cloud computing services
Guangxi Chuanghe Technology Co., Ltd. (“Guangxi Chuanghe”) [Member]
Schedule of Investments [Line Items]
Date of Incorporation	August 30, 2022
Place of Incorporation	PRC
% of Ownership	100% owned by VIE
Principal Activities	Provision of cloud computing services

[1]	The Company acquired Wuhan BaiJiaShiLian in September 2021. Wuhan BaiJiaShiLian did not commence any operation at the acquisition date and has immaterial net assets.